Loans payable - Short-term loan (Details)	Dec. 31, 2022 LSL (M)	Mar. 15, 2022 USD ($)	Mar. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Loans payable
Principal amount of loan receivable			$ 6,559,294
Long-term debt		$ 6,582,980		$ 6,716,190
Short-term loan
Loans payable
Principal amount of loan receivable	M 4,000,000			258,900	$ 4,000,000
Long-term debt				$ 248,293	$ 0